9. SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
9. SUBSEQUENT EVENTS

(a) Equity Issuances

On July 1 through July 7, 2014, the Company closed on agreements with institutional and accredited investors (the “Investors”) for the sale and purchase of 1,717,152 shares of the Company’s common stock, $0.01 par value at a purchase price of $0.60 per share (the “Shares”). The Company received $1,030,291 in gross proceeds from the offering. The Company anticipates using the net proceeds from this placement for general working capital purposes. Of this amount, $50,000 was received in June 2014 and the remainder was received in July 2014.

In conjunction with the placement, the Company also entered into a registration rights agreement with the Investors, whereby the Company is obligated to file a registration statement with the Securities Exchange Commission on or before forty-five calendar days after July 1, 2014 to register the resale by the Investors of the 1,717,152 shares of the common stock purchased in the placement. Subsequent to the execution of the agreement, the parties agreed to extend the time period by which the Company is obligated to file a registration statement with the Securities Exchange Commission.

In conjunction with the offering, certain anti-dilution provisions of the warrants issued in conjunction with the Company’s June 25, 2008 and September 28, 2012 financing transactions were triggered. As a result, the number of existing June 25, 2008 warrants increased from 469,831 to 538,253 and the related exercise price of the warrants decreased from $1.18 per share to $1.03 per share. And the number of existing September 28, 2012 warrants increased from 1,944,475 to 2,189,724 and 194,446 to 217,322, respectively, and the related exercise price decreased from $1.25 to $1.11 and from $0.95 to $0.85, respectively.

On July 22, 2014, the Company issued 78,000 restricted shares of our common stock to Mr. Jeff DiRubio as compensation for services rendered to the Company.

On July 22, 2014, the Company issued 12,298 restricted shares of our common stock to Mr. Kevin Dahill as compensation for services rendered to the Company.

On September 23, 2014, the Company granted an option to purchase 35,000 shares of our common stock to Mr. Bob Hallock as compensation for services rendered to the Company. The option shall expire September 23, 2024 and shall have an exercise price of $0.90 per share.

On September 23, 2014, the Company granted an option to purchase 30,000 shares of our common stock to its Executive Vice President of Corporate Development, Mr. Donald Major as compensation for services rendered to the Company. The option shall expire September 23, 2024 and shall have an exercise price of $0.90 per share.

(b) Departure of Director

On July 9, 2014, Mr. Richard E. Forkey resigned from the Company’s Board of Directors. Mr. Forkey shall continue to stay involved with the Company as the Founder and Chairman Emeritus.

(c) Appointment of New Directors

On July 9, 2014, the Board of Directors appointed Dr. Kenneth S. Schwartz, MD and Peter H. Woodward as directors of the Company and Mr. Woodward as Chairman of the Board.

Both Dr. Schwartz and Mr. Woodward were appointed in connection with the sale and purchase agreement between the Company and accredited investors reported on the Company’s Periodic Report on Form 8-K filed July 7, 2014. Pursuant to the Agreement, the Company is required to appoint two qualified individuals named by Hershey Strategic Capital LP to the Company’s Board of Directors. Those individuals shall serve for three years or until resignation, whichever is earlier.

(d) Amendment of Bylaws

On July 9, 2014, the Board of Directors approved an amendment to the Company’s Bylaws. The Bylaws now provide that the Board of Directors shall consist of six directors, rather than five. Additionally, the Bylaws were revised to state that the Chairman of the Board is not required to be an officer of the Company. Massachusetts law provides for a staggered Board by default; however, the Board of Directors believed it would add clarity to revise the Bylaws to explicitly state that the Company has a staggered Board.